Document and Entity Information	Jan. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2022
Entity Registrant Name	Randolph Bancorp, Inc.
Entity Central Index Key	0001667161
Entity Emerging Growth Company	false
Entity File Number	001-37780
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	81-1844402
Entity Address, Address Line One	2 Batterymarch Park
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Quincy
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02169
City Area Code	877
Local Phone Number	963-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	RNDB
Security Exchange Name	NASDAQ